Landfill Closure and Post-Closure Costs (Rollforward) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Landfill closure and post-closure costs, beginning of the year	$ 124,454,000	$ 113,152,000
Provision for landfill closure and post-closure costs, during the year	9,974,000	11,796,000
Accretion of landfill closure and post-closure costs, during the year	6,132,000	5,655,000
Landfill closure and post-closure expenditures, during the year	(4,696,000)	(4,276,000)
Landfill closure and post-closure costs and remediation liabilities acquired, during the year	0	0
Disposal of landfill closure and post-closure costs, during the year	(960,000)	0
Revisions to estimated cash flows, during the year	(1,472,000)	517,000
Foreign currency translation adjustment, during the year	(3,287,000)	(2,390,000)
Landfill closure and post-closure costs, end of year	130,145,000	124,454,000
Current portion of landfill closure and post-closure costs	9,519,000	10,332,000
Total long-term landfill closure and post-closure costs	$ 120,626,000	$ 114,122,000